Shareholder Report, Average Annual Return (Details)	4 Months Ended	5 Months Ended		9 Months Ended	12 Months Ended	13 Months Ended	16 Months Ended	28 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
C000254839
Average Annual Return [Line Items]
Line Graph and Table Measure Name					GMO Beyond China ETF at NAV
C000263321
Average Annual Return [Line Items]
Line Graph and Table Measure Name					GMO Dynamic Allocation ETF at NAV
C000254840
Average Annual Return [Line Items]
Line Graph and Table Measure Name					GMO International Quality ETF at NAV
C000254841
Average Annual Return [Line Items]
Line Graph and Table Measure Name					GMO International Value ETF at NAV
C000254842
Average Annual Return [Line Items]
Line Graph and Table Measure Name					GMO Systematic Investment Grade Credit ETF at NAV
C000246461
Average Annual Return [Line Items]
Line Graph and Table Measure Name					GMO U.S. Quality ETF at NAV
C000254843
Average Annual Return [Line Items]
Line Graph and Table Measure Name					GMO U.S. Value ETF at NAV
Without Sales Load [Member] | C000263323
Average Annual Return [Line Items]
Average Annual Return, Percent	1.49%
Without Sales Load [Member] | C000254839
Average Annual Return [Line Items]
Average Annual Return, Percent					52.79%	45.58%
Without Sales Load [Member] | C000263320
Average Annual Return [Line Items]
Average Annual Return, Percent		19.37%
Without Sales Load [Member] | C000263321
Average Annual Return [Line Items]
Average Annual Return, Percent			10.85%
Without Sales Load [Member] | C000254840
Average Annual Return [Line Items]
Average Annual Return, Percent					16.03%		9.57%
Without Sales Load [Member] | C000254841
Average Annual Return [Line Items]
Average Annual Return, Percent					50.83%		40.41%
Without Sales Load [Member] | C000254842
Average Annual Return [Line Items]
Average Annual Return, Percent				7.16%
Without Sales Load [Member] | C000246461
Average Annual Return [Line Items]
Average Annual Return, Percent					17.98%			21.97%
Without Sales Load [Member] | C000254843
Average Annual Return [Line Items]
Average Annual Return, Percent					17.60%		14.49%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.55%
GMO Index: MSCI Emerging Markets ex-China Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI Emerging Markets ex-China Index
Average Annual Return, Percent					65.82%	57.66%
GMO Index: S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		3.35%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Index
Average Annual Return, Percent			2.23%
GMO Index: MSCI World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI World ex USA Index
Average Annual Return, Percent					35.48%		27.93%
GMO Index: MSCI World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI World ex USA Index
Average Annual Return, Percent					35.48%		27.93%
GMO Index: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Index
Average Annual Return, Percent				6.87%
GMO Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Average Annual Return, Percent					16.99%			23.01%
GMO Index: MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI USA Index
Average Annual Return, Percent					14.68%		12.55%
GMO Index: FTSE 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.34%
GMO Index: MSCI USA Mid Cap (Gross) Index
Average Annual Return [Line Items]
Average Annual Return, Percent		5.10%
GMO Index: GMO Dynamic Allocation Index 60% MSCI ACWI / 40% Bloomberg U.S. Aggregate Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					GMO Dynamic Allocation Index (60% MSCI ACWI / 40% Bloomberg U.S. Aggregate Blend Index)
Average Annual Return, Percent			5.74%
GMO Index: MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI
Average Annual Return, Percent			8.10%
GMO Index: MSCI World ex USA Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI World ex USA Value Index
Average Annual Return, Percent					46.55%		37.60%
GMO Index: S&P/IFCI Composite
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Corporate Index
Average Annual Return, Percent				7.11%
GMO Index: MSCI USA Value (Gross) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI USA Value (Gross) Index
Average Annual Return, Percent					16.57%		14.63%